Annual Total Returns[BarChart] - ProShares Short SmallCap600 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(26.17%)	(11.63%)	(17.30%)	(31.55%)	(8.75%)	(1.60%)	(23.99%)	(12.76%)	8.09%	(18.39%)